Note Other assets by major categories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Net deferred tax assets (net of valuation allowance)	$ 1,302,452	$ 812,819
Investments under the equity method	212,838	225,625
Prepaid taxes	180,969	198,120
Other prepaid expenses	87,016	84,079
Derivative assets	16,959	25,362
Trades receivables from brokers and counterparties	78,759	66,949	$ 71,680
Others	321,970	233,489
Total other assets	$ 2,200,963	$ 1,646,443